Consolidated Investment Products (VIE Balance Sheets Consolidated In Period) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Cash and cash equivalents of consolidated investment products	$ 287.8	$ 382.3
Accounts receivable and other assets of consolidated investment products	84.1	98.5
Investments Of Consolidated Investment Products	4,550.6	6,629.0
Total assets	17,492.4	19,347.0
Total liabilities	8,443.4	10,209.4
Total equity	9,049.0	9,137.6	9,360.9	7,620.8
Total liabilities and equity	17,492.4	19,347.0
Long-term debt of consolidated investment products	1,186.0	1,284.7
Retained earnings appropriated for investors in consolidated investment products	2,801.3	2,413.2
Stockholders' Equity Attributable to Noncontrolling Interest	732.2	1,018.5
Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents of consolidated investment products	151.7
Accounts receivable and other assets of consolidated investment products	29.5
Investments Of Consolidated Investment Products	2,247.4
Total assets	2,428.6
Long-term debt of consolidated investment products	2,264.2
Other liabilities of consolidated investment products	47.5
Total liabilities	2,311.7
Total equity	116.9
Total liabilities and equity	2,428.6
CLOs - VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents of consolidated investment products	211.8	297.7
Accounts receivable and other assets of consolidated investment products	54.6	86.0
Investments Of Consolidated Investment Products	3,948.0	5,682.3
Total assets	4,214.4	6,076.8
Long-term debt of consolidated investment products	3,980.7	5,563.3
Other liabilities of consolidated investment products	105.3	179.2
Total liabilities	4,086.0	5,742.5
Total liabilities and equity	4,214.4	6,076.8
Other Stockholders Equity	(0.4)	0
New CLO [Member] | CLOs - VIEs [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents of consolidated investment products	498.9
Accounts receivable and other assets of consolidated investment products	17.6
Investments Of Consolidated Investment Products	693.3
Total assets	1,209.8
Long-term debt of consolidated investment products	803.6
Other liabilities of consolidated investment products	406.2
Total liabilities	1,209.8
Total equity	0
Total liabilities and equity	$ 1,209.8